SCHEDULE II - Condensed Financial Information Of Registrant Condensed Financial Information Of Registrant - Additional Information (Detail) - USD ($) $ in Billions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Significant Accounting Policies [Line Items]
Securities Held In Consolidated Non-Insurance Subsidiary	$ 3.2	$ 2.9
Parent Company
Significant Accounting Policies [Line Items]
Securities Held In Consolidated Non-Insurance Subsidiary	$ 3.2	$ 2.9	$ 1.6